ALPS ETF TRUST

(the “Trust”)

ALPS Sector Dividend Dogs ETF (NYSE ARCA: SDOG)

ALPS International Sector Dividend Dogs ETF (NYSE ARCA: IDOG)

ALPS Emerging Sector Dividend Dogs ETF (NYSE ARCA: EDOG)
ALPS REIT Dividend DOGS ETF (NYSE ARCA: RDOG)

Alerian MLP ETF (NYSE ARCA: AMLP)

Alerian Energy Infrastructure ETF (NYSE ARCA: ENFR)

Barron’s 400SM ETF (NYSE ARCA: BFOR)

ALPS Medical Breakthroughs ETF (NYSE ARCA: SBIO)

ALPS Disruptive Technologies ETF (NYSE ARCA: DTEC)

ALPS Clean Energy ETF (NYSE ARCA: ACES)

ALPS | O’Shares U.S. Quality Dividend ETF (NYSE ARCA: OUSA)

ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF (NYSE ARCA: OUSM)

ALPS | O’Shares Global Internet Giants ETF (NYSE ARCA: OGIG)

ALPS | O'Shares International Developed Quality Dividend ETF (NYSE ARCA: OEFA)

ALPS Electrification Infrastructure ETF (NASDAQ: ELFY)

(each, a “Fund,” and together, the “Funds”)

SUPPLEMENT DATED AUGUST 20, 2026 TO EACH FUND’S SUMMARY PROSPECTUS, PROSPECTUS, AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”), EACH DATED MARCH 31, 2026, AS SUPPLEMENTED

Effective as of the date of this Supplement, Charles Perkins no longer serves as Portfolio Manager of the Funds. Accordingly, all references to Mr. Perkins in each Fund’s Summary Prospectus, Prospectus, and SAI are hereby deleted.

Ryan Mischker continues to serve as Portfolio Manager of the Funds.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE